Prudential Investment Portfolios 18
655 Broad Street, 17th Floor
Newark, New Jersey 07102

November 15, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Prudential Investment Portfolios 18: Form N-1A

Post-Effective Amendment No. 37 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 38 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-43491

Investment Company Act No. 811-08587

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios 18. (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 37 to the Registration Statement under the 1933 Act and Amendment No. 38 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class to the Prudential Jennison MLP Fund’s (the “Fund”) registration statement, designated Class Q. The Fund is a series of the Trust. The Trust intends to file a subsequent post-effective amendment on or before January 12, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for the most recently effective Registration Statement adding disclosure regarding Class Q shares (the Prudential Investment Portfolios 4, Registration Statement on Form N-1A with respect to the prospectus of the Prudential Muni High Income Fund, effective on June 27, 2017 (File No. 033-10649 and 811-04930) as it relates to Class Q shares:

  The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;
  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

The Amendment includes substantially similar disclosure to the following sections of the Prudential Investment Portfolios 4 Registration Statement’s statement of additional information as it relates to Class Q shares:

•	“Additional Information: Description of Shares and Organization”; and
•	“Purchase, Redemption, and Pricing of Fund Shares.”

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary